UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 9010 Strada Stell Court, Suite # 105
         Naples, FL  34109

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              November 13, 2012
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          16
Form 13F Information Table Value Total:    $239,458
                                        ----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE



					     VALUE	SH/	   SH/	PUT/ INVSMNT OTHER VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	     (X $1000)	PRN AMT	   PRN	CALL DSCRETN MGRS  SOLE	 SHARED NONE
--------------  -------------- ---------     --------   --------   --- ---- ------- -----  ----  ------ ----
ACCELRYS INC		COM	00430U103     $40,743 	4,704,707   SH	    SOLE    NONE  4,704,707  0	  0
ACTIVE NETWORK		COM	00506D1000     $8,386 	  669,254   SH	    SOLE    NONE    669,254  0	  0
AGILYSYS		COM	00847J1051     $7,826 	  910,008   SH	    SOLE    NONE    910,008  0	  0
ANGIODYNAMICS		COM	03475V101     $21,274 	1,743,738   SH	    SOLE    NONE  1,743,738  0	  0
ASPEN TECHNOLOGY INC	COM	045327103     $20,044 	  775,685   SH	    SOLE    NONE    775,685  0	  0
CALLIDUS SOFTWARE INC	COM	13123E500      $4,927 	  999,291   SH	    SOLE    NONE    999,291  0	  0
CASCADE MICROTECH INC	COM	147322101      $7,153 	1,265,969   SH	    SOLE    NONE  1,265,969  0	  0
DIXIE GROUP INC CL A	COM	255519100      $3,943 	1,136,395   SH	    SOLE    NONE  1,136,395  0	  0
EPIQ SYSTEMS INC	COM	26882D109      $2,610 	  194,449   SH	    SOLE    NONE    194,449  0	  0
GUIDANCE SOFTWARE INC	COM	401692108     $34,900 	3,099,460   SH	    SOLE    NONE  3,099,460  0	  0
KEYNOTE SYSTEMS INC	COM	493308100      $9,053 	  625,214   SH	    SOLE    NONE    625,214  0	  0
LAM RESEARCH CORP	COM	512807108     $19,301 	  607,347   SH	    SOLE    NONE    607,347  0	  0
RICHARDSON ELECTRONICS	COM	763165107     $11,394 	  959,859   SH	    SOLE    NONE    959,859  0	  0
SPECTRANETICS		COM	84760C107      $9,016 	  611,246   SH	    SOLE    NONE    611,246  0	  0
SUPPORT.COM INC		COM	86858W101     $28,536 	6,746,210   SH	    SOLE    NONE  6,746,210  0	  0
TYLER TECHNOLOGIES	COM	902252105     $10,353 	  235,198   SH	    SOLE    NONE    235,198  0	  0
					     ---------
					     $239,458
					     ---------
